Stockholders' Equity (Details) - USD ($)			1 Months Ended		3 Months Ended		6 Months Ended	9 Months Ended	12 Months Ended
	Sep. 25, 2023	Apr. 14, 2023	Sep. 27, 2023	Sep. 25, 2023	Jun. 30, 2022	Mar. 31, 2021	Jun. 30, 2021	Sep. 30, 2023	Dec. 31, 2022	Dec. 31, 2021	Jul. 01, 2022	Oct. 01, 2021	Jul. 31, 2021
Stockholders' Equity (Details) [Line Items]
Common stock, shares authorized								250,000,000	250,000,000
Common stock, par value (in Dollars per share)								$ 0.0001	$ 0.0001
Number of share issued								135,808,884
Provided interim financing (in Dollars)		$ 3,000,000
Outstanding Line of Credit (in Dollars)	$ 16,980,000			$ 16,980,000
Conversion of common stock								22,945,946
Common Stock [Member]
Stockholders' Equity (Details) [Line Items]
Shares issued for services rendered					240,270					210,000
Common stock vote								one
Number of share issued		135,808,884
Conversion of common stock			22,945,946							384,615
Preferred Stock [Member]
Stockholders' Equity (Details) [Line Items]
Preferred stock, shares authorized								5,000,000
Preferred stock, par value (in Dollars per share)								$ 0.0001
Series A Preferred Shares [Member]
Stockholders' Equity (Details) [Line Items]
Preferred shares issued		1,000
Avra Medical Robotics, Inc. [Member]
Stockholders' Equity (Details) [Line Items]
Common stock, shares authorized									100,000,000	100,000,000
Common stock, par value (in Dollars per share)									$ 0.0001	$ 0.0001
Preferred stock, shares authorized									5,000,000	5,000,000
Preferred stock, par value (in Dollars per share)									$ 0.0001	$ 0.0001
Shares issued for services rendered							378,378			3,619,817
Shares of common stock issued					150,000					4,265,295	3,020,000	1,500,000	629,375
Shares of restricted common stock									10,000
Preferred shares issued
Avra Medical Robotics, Inc. [Member] | Common Stock [Member]
Stockholders' Equity (Details) [Line Items]
Common stock, shares authorized									100,000,000
Common stock, par value (in Dollars per share)									$ 0.0001
Shares issued for services rendered						102,500
Common stock vote									Holders are entitled to one vote for each share of common stock.
Avra Medical Robotics, Inc. [Member] | Preferred Stock [Member]
Stockholders' Equity (Details) [Line Items]
Preferred stock, shares authorized									5,000,000
Preferred stock, par value (in Dollars per share)									$ 0.0001
Avra Medical Robotics, Inc. [Member] | Minimum [Member]
Stockholders' Equity (Details) [Line Items]
Per share issued for service (in Dollars per share)						$ 0.89	$ 0.89			$ 0.13
Avra Medical Robotics, Inc. [Member] | Maximum [Member]
Stockholders' Equity (Details) [Line Items]
Per share issued for service (in Dollars per share)						$ 1.07	$ 1.02			$ 0.89
Chief Medical Officers [Member] | Avra Medical Robotics, Inc. [Member]
Stockholders' Equity (Details) [Line Items]
Shares of common stock issued											500,000	350,000
Aggregate of shares												25,000
Several consultant [Member] | Avra Medical Robotics, Inc. [Member]
Stockholders' Equity (Details) [Line Items]
Shares of common stock issued												174,553
Dr. Frederic Moll [Member]
Stockholders' Equity (Details) [Line Items]
Provided interim financing (in Dollars)								$ 3,000,000
Dr. Frederic Moll [Member] | Common Stock [Member]
Stockholders' Equity (Details) [Line Items]
Shares issued		3,818,028
Sushruta Pvt Ltd [Member]
Stockholders' Equity (Details) [Line Items]
Conversion of common stock	22,945,946			22,945,946
Conversion price per share (in Dollars per share)	$ 0.74			$ 0.74